Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Schedule of classes of loans

	2013	2012

Mortgage loans on real estate
Residential 1-4 family	$44,286,657	$41,386,147
Commercial	38,920,692	30,973,177
Agricultural	35,005,662	37,392,116
Home equity	11,729,112	12,733,963
Total mortgage loans on real estate	129,942,123	122,485,403

Commercial loans	29,946,928	29,046,437
Agricultural	10,559,593	10,982,491
Consumer	13,605,897	14,571,819
	184,054,541	177,086,150

Less
Net deferred loan fees	8,605	(6,373)
Allowance for loan losses	3,406,434	3,339,464

Net loans	$180,639,502	$173,753,059

Schedule of allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method

December 31, 2013
	1-4 Family	Commercial Real Estate	Agricultural Real Estate	Commercial	Agricultural	Home Equity	Consumer	Unallocated	Total

Allowance for loan losses:
Balance, beginning of year	$741,029	$828,873	$149,568	$934,251	$43,930	$328,996	$151,474	$161,343	$3,339,464
Provision charged to expense	261,492	(218,949)	25,460	92,597	8,868	(78,628)	84,829	(5,669)	170,000
Losses charged off	(162,448)	—	—	—	—	(63,410)	(66,467)	—	(292,325)
Recoveries	16,071	135,836	—	7,341	—	15,035	15,012	—	189,295
Balance, end of year	$856,144	$745,760	$175,028	$1,034,189	$52,798	$201,993	$184,848	$155,674	$3,406,434
Ending balance:
individually evaluated for impairment	$—	$248,857	$—	$622,730	$—	$—	$10,836	$—	$882,423
Ending balance:
collectively evaluated for impairment	$856,144	$496,903	$175,028	$411,459	$52,798	$201,993	$174,012	$155,674	$2,524,011

Loans:
Ending balance	$44,286,657	$38,920,692	$35,005,662	$29,946,928	$10,559,593	$11,729,112	$13,605,897	$—	$184,054,541
Ending balance:
individually evaluated for impairment	$563,524	$1,531,078	$—	$662,730	$—	$71,548	$101,089	$—	$2,929,969
Ending balance:
collectively evaluated for impairment	$43,723,133	$37,389,614	$35,005,662	$29,284,198	$10,559,593	$11,657,564	$13,504,808	$—	$181,124,572

December 31, 2012
	1-4 Family	Commercial Real Estate	Agricultural Real Estate	Commercial	Agricultural	Home Equity	Consumer	Unallocated	Total

Allowance for loan losses:
Balance, beginning of year	$697,223	$1,107,585	$115,154	$711,864	$58,428	$309,409	$138,385	$158,559	$3,296,607
Provision charged to expense	99,055	(11,157)	34,414	219,102	(14,498)	86,076	74,224	2,784	490,000
Losses charged off	(82,192)	(356,270)	—	—	—	(80,126)	(66,958)	—	(585,546)
Recoveries	26,943	88,715	—	3,285	—	13,637	5,823	—	138,403
Balance, end of year	$741,029	$828,873	$149,568	$934,251	$43,930	$328,996	$151,474	$161,343	$3,339,464
Ending balance:
individually evaluated for impairment	$—	$262,177	$—	$610,779	$—	$—	$6,185	$—	$879,141
Ending balance:
collectively evaluated for impairment	$741,029	$566,696	$149,568	$323,472	$43,930	$328,996	$145,289	$161,343	$2,460,323

Loans:
Ending balance	$41,386,147	$30,973,177	$37,392,116	$29,046,437	$10,982,491	$12,733,963	$14,571,819	$—	$177,086,150
Ending balance:
individually evaluated for impairment	$339,513	$1,603,956	$—	$728,672	$—	$56,677	$14,392	$—	$2,743,210
Ending balance:
collectively evaluated for impairment	$41,046,634	$29,369,221	$37,392,116	$28,317,765	$10,982,491	$12,677,286	$14,557,427	$—	$174,342,940

Schedule of credit risk profile of the Company's loan portfolio based on rating category and payment activity

	1-4 Family		Commercial Real Estate		Agricultural Real Estate		Commercial
	2013	2012	2013	2012	2013	2012	2013	2012

Pass	$41,061,498	$38,123,451	$36,489,660	$28,283,081	$35,005,662	$37,392,116	$29,231,227	$28,301,663
Special Mention	775,545	1,273,558	57,488	187,936	—	—	—	849
Substandard	2,449,614	1,989,138	2,373,544	2,502,160	—	—	715,701	743,925

Total	$44,286,657	$41,386,147	$38,920,692	$30,973,177	$35,005,662	$37,392,116	$29,946,928	$29,046,437

	Agricultural Business		Home Equity		Consumer
	2013	2012	2013	2012	2013	2012

Pass	$10,559,593	$10,982,491	$11,215,416	$11,919,440	$13,302,507	$14,291,487
Special Mention	—	—	155,515	272,563	68,480	111,945
Substandard	—	—	358,181	541,960	234,910	168,387

Total	$10,559,593	$10,982,491	$11,729,112	$12,733,963	$13,605,897	$14,571,819

Schedule of loan portfolio aging analysis

	December 31, 2013
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days & Accruing

1-4 Family	$350,539	$95,782	$806,877	$1,253,198	$43,033,459	$44,286,657	$—
Agricultural real estate	—	—	—	—	35,005,662	35,005,662	—
Commercial real estate	—	68,216	78,281	146,497	38,774,195	38,920,692	—
Agricultural business	—	—	—	—	10,559,593	10,559,593	—
Commercial	—	—	—	—	29,946,928	29,946,928	—
Home equity	156,331	47,585	55,288	259,204	11,469,908	11,729,112	—
Consumer	108,452	26,212	9,900	144,564	13,461,333	13,605,897	—

Total	$615,322	$237,795	$950,346	$1,803,463	$182,251,078	$184,054,541	$—

	December 31, 2012
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days & Accruing

1-4 Family	$727,315	$213,126	$984,996	$1,925,437	$39,460,710	$41,386,147	$—
Agricultural real estate	—	—	—	—	37,392,116	37,392,116	—
Commercial real estate	—	—	279,622	279,622	30,693,555	30,973,177	—
Agricultural business	—	—	—	—	10,982,491	10,982,491	—
Commercial	—	—	—	—	29,046,437	29,046,437	—
Home equity	158,414	70,596	136,508	365,518	12,368,445	12,733,963	—
Consumer	181,171	64,390	33,692	279,253	14,292,566	14,571,819	—

Total	$1,066,900	$348,112	$1,434,818	$2,849,830	$174,236,320	$177,086,150	$—

Schedule of Impaired loans

	December 31, 2013
	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized	Interest Income Recognized Cash Basis

Loans without a specific valuation allowance
1-4 Family	$563,524	$563,524	$—	$652,373	$27,250	$25,347
Commercial real estate	63,293	63,293	—	96,019	5,282	5,327
Consumer	4,528	4,528	—	6,419	453	442
Home equity	71,548	71,548	—	66,388	3,017	2,980
Loans with a specific valuation allowance
Commercial real estate	1,467,785	1,467,785	248,857	1,488,243	79,719	74,028
Commercial	662,730	662,730	622,730	726,269	34,465	33,921
Consumer	96,561	96,561	10,836	99,401	1,586	1,576
Total:
1-4 family	563,524	563,524	—	652,373	27,250	25,347
Commercial real estate	1,531,078	1,531,078	248,857	1,584,262	85,001	79,355
Commercial	662,730	662,730	622,730	726,269	34,465	33,921
Consumer	101,089	101,089	10,836	105,820	2,039	2,018
Home equity	71,548	71,548	—	66,388	3,017	2,980

Total	$2,929,969	$2,929,969	$882,423	$3,135,112	$151,772	$143,621

	December 31, 2012
	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized	Interest Income Recognized Cash Basis

Loans without a specific valuation allowance
1-4 Family	$339,513	$339,513	$—	$343,593	$17,163	$16,909
Commercial real estate	201,135	201,135	—	205,756	27,727	16,136
Consumer	8,207	8,207	—	9,795	495	422
Home equity	56,677	56,677	—	57,934	4,087	4,162
Loans with a specific valuation allowance
Commercial real estate	1,402,821	1,402,821	262,177	1,443,005	91,130	91,075
Commercial	728,672	728,672	610,779	780,979	44,887	52,898
Consumer	6,185	6,185	6,185	7,096	573	576
Total:
1-4 family	339,513	339,513	—	343,593	17,163	16,909
Commercial real estate	1,603,956	1,603,956	262,177	1,648,761	118,857	107,211
Commercial	728,672	728,672	610,779	780,979	44,887	52,898
Consumer	14,392	14,392	6,185	16,891	1,068	998
Home equity	56,677	56,677	—	57,934	4,087	4,162

Total	$2,743,210	$2,743,210	$879,141	$2,848,158	$186,062	$182,178

Schedule of nonaccrual loans

	2013	2012

1-4 family	$1,339,487	$1,203,328
Agricultural real estate	—	—
Commercial real estate	208,297	560,073
Agricultural business	—	—
Commercial	37,939	51,436
Home equity	133,823	276,877
Consumer	62,617	122,064

Total	$1,782,163	$2,213,778

Schedule of recorded balance, at original cost, of troubled debt restructurings

	2013	2012

1-4 family	$661,880	$267,916
Agricultural real estate	—	—
Commercial real estate	1,137,667	1,011,350
Agricultural business	—	—
Commercial	675,483	701,271
Home equity	79,087	84,123
Consumer	43,559	91,206

Total	$2,597,676	$2,155,866

Schedule of recorded balance, at original cost, of troubled debt restructurings, which were performing according to the terms of the restructuring

	2013	2012

1-4 family	$591,000	$127,399
Agricultural real estate	—	—
Commercial real estate	1,074,194	983,450
Agricultural business	—	—
Commercial	675,483	701,271
Home equity	13,015	84,123
Consumer	42,059	89,045

Total	$2,395,751	$1,985,288

Schedule of loans modified as troubled debt restructurings

	Year Ended December 31, 2013		Year Ended December 31, 2012
	Number of Modifications	Recorded Investment	Number of Modifications	Recorded Investment

1-4 family	8	$522,819	2	$70,739
Agricultural real estate	—	—	—	—
Commercial real estate	3	175,649	—	—
Agricultural business	—	—	—	—
Commercial	1	40,644	2	266,968
Home equity	—	—	3	21,422
Consumer	1	27,593	3	20,513

Total	13	$766,705	10	$379,642